June 29, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549

Re:	Dreyfus State Municipal Bond Funds
File No. 811-4906

Dear Sir or Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended April 30, 2009.

Please direct any questions or comments to the attention of the undersigned at 212-922-6785.

Sincerely,

/s/ Donna M. Quilty Donna M. Quilty Paralegal

Enclosures